Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 94.9%
Communication Services 16.7%
Altice France Holding SA:
144A, 6.0%, 2/15/2028 (b)		855,000	576,878
144A, 10.5%, 5/15/2027		1,110,000	953,213
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	850,634
144A, 5.125%, 1/15/2029		249,000	195,156
144A, 5.5%, 1/15/2028		2,170,000	1,802,228
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		1,250,000	1,092,238
144A, 5.0%, 2/1/2028		5,390,000	5,032,912
144A, 5.125%, 5/1/2027		1,000,000	953,050
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027		705,000	538,252
144A, 6.0%, 6/15/2025		790,000	748,154
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		975,000	720,788
144A, 5.0%, 11/15/2031		2,250,000	1,349,797
144A, 6.5%, 2/1/2029		2,525,000	2,184,579
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027		410,000	371,380
DISH DBS Corp.:
144A, 5.25%, 12/1/2026		1,500,000	1,292,813
144A, 5.75%, 12/1/2028		1,500,000	1,227,274
5.875%, 11/15/2024		1,180,000	1,113,714
DISH Network Corp., 144A, 11.75%, 11/15/2027		575,000	597,540
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		2,345,000	2,131,957
5.875%, 11/1/2029		620,000	505,461
144A, 6.0%, 1/15/2030 (b)		945,000	776,251
Iliad Holding SASU:
144A, 6.5%, 10/15/2026		3,070,000	2,907,152
144A, 7.0%, 10/15/2028		470,000	441,415
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,145,000	1,007,600
144A, 6.75%, 10/15/2027		1,539,000	1,499,448
Level 3 Financing, Inc., 144A, 4.625%, 9/15/2027		815,000	690,393
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	875,000	868,022
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		825,000	709,205
144A, 5.0%, 8/15/2027		1,200,000	1,103,835
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,200,000	1,149,342
Sirius XM Radio, Inc., 144A, 4.0%, 7/15/2028		450,000	400,545
Telecom Italia Capital SA, 6.375%, 11/15/2033		3,300,000	2,805,759
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		1,550,000	1,503,825
Telefonica Europe BV, REG S, 5.875%, Perpetual (c)	EUR	700,000	767,664
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		1,000,000	929,000

Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		290,000	258,191
144A, 6.25%, 1/15/2028		305,000	298,433
144A, 7.5%, 9/15/2027		495,000	502,608
UPC Broadband Finco BV, 144A, 4.875%, 7/15/2031		450,000	395,897
UPC Holding BV, REG S, 3.875%, 6/15/2029	EUR	1,000,000	949,898
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,210,000	1,137,400
Videotron Ltd., 144A, 3.625%, 6/15/2029		660,000	574,236
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		1,464,000	1,228,867
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		3,805,000	3,529,860
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	3,800,368
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	2,750,000	2,308,702
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	942,070
144A, 4.875%, 1/15/2030		1,285,000	1,119,286
			58,843,290
Consumer Discretionary 20.5%
1011778 BC Unlimited Liability Co.:
144A, 3.5%, 2/15/2029		620,000	542,463
144A, 3.875%, 1/15/2028		4,860,000	4,441,943
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	723,000	764,520
Affinity Gaming, 144A, 6.875%, 12/15/2027		1,380,000	1,235,445
Avis Budget Car Rental LLC, 144A, 5.75%, 7/15/2027		840,000	789,274
Avis Budget Finance PLC, REG S, 4.75%, 1/30/2026	EUR	750,000	776,796
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		820,000	801,288
6.875%, 11/1/2035		1,045,000	952,374
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		1,035,000	892,255
BK LC Lux Finco1 Sarl, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,124,038
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		890,000	800,831
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		1,855,000	1,586,025
144A, 8.125%, 7/1/2027		3,940,000	3,999,100
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,045,000	1,697,350
144A, 6.0%, 5/1/2029		320,000	252,800
144A, 9.875%, 8/1/2027		1,440,000	1,479,600
REG S, 10.125%, 2/1/2026	EUR	715,000	808,156
144A, 10.5%, 2/1/2026		885,000	925,630
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	1,934,880
REG S, 4.375%, 5/15/2026	EUR	1,850,000	1,914,186
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028 (b)		865,000	735,881
Ford Motor Co., 6.1%, 8/19/2032		1,800,000	1,766,256
Ford Motor Credit Co. LLC:
3.625%, 6/17/2031		2,940,000	2,445,377
4.125%, 8/17/2027		3,000,000	2,766,840
4.95%, 5/28/2027		1,570,000	1,498,200
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		430,000	372,887
144A, 5.0%, 6/1/2029		1,040,000	930,124
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,100,000	1,785,856
144A, 7.75%, 10/15/2025		1,110,000	1,093,350
Macy's Retail Holdings LLC, 144A, 5.875%, 3/15/2030		663,000	605,167
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029		1,130,000	983,675
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		1,680,000	1,438,080

Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,050,050
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029		495,000	453,544
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		970,000	910,588
144A, 5.875%, 3/15/2026		1,005,000	869,305
144A, 8.375%, 2/1/2028 (d)		845,000	858,545
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		575,000	467,188
Punch Finance PLC, 144A, 6.125%, 6/30/2026	GBP	370,000	397,858
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		3,290,000	3,059,700
Royal Caribbean Cruises Ltd.:
144A, 9.25%, 1/15/2029		3,430,000	3,618,204
144A, 11.625%, 8/15/2027		945,000	1,002,829
Sands China Ltd., 4.875%, 6/18/2030 (b)		840,000	765,249
Sani/ikos Financial Holdings 1 Sarl, 144A, 5.625%, 12/15/2026	EUR	690,000	693,589
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		2,765,000	2,737,332
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028		500,000	456,770
144A, 6.0%, 12/1/2029		800,000	683,408
Staples, Inc.:
144A, 7.5%, 4/15/2026		2,150,000	1,910,382
144A, 10.75%, 4/15/2027		135,000	102,263
UPCB Finance VII Ltd., REG S, 3.625%, 6/15/2029	EUR	875,000	858,248
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,220,000	1,039,172
144A, 7.0%, 2/15/2029		1,115,000	970,050
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		180,000	153,900
Wynn Macau Ltd., 144A, 5.125%, 12/15/2029		1,690,000	1,409,038
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		915,000	816,638
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	1,200,000	1,177,947
REG S, 3.0%, 10/23/2029	EUR	1,700,000	1,517,890
			72,120,334
Consumer Staples 0.7%
Casino Guichard Perrachon SA, REG S, 4.498%, 3/7/2024	EUR	600,000	557,382
Coty, Inc., REG S, 3.875%, 4/15/2026	EUR	1,000,000	1,020,406
Post Holdings, Inc., 144A, 5.625%, 1/15/2028		425,000	409,063
Quatrim SASU, REG S, 5.875%, 1/15/2024	EUR	400,000	423,484
			2,410,335
Energy 17.2%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		820,000	761,575
144A, 5.75%, 3/1/2027		1,805,000	1,750,850
144A, 5.75%, 1/15/2028		770,000	736,313
Antero Resources Corp.:
144A, 5.375%, 3/1/2030		610,000	568,825
144A, 7.625%, 2/1/2029		1,631,000	1,667,861
Apache Corp., 5.1%, 9/1/2040		664,000	579,838
Archrock Partners LP:
144A, 6.25%, 4/1/2028		2,105,000	1,999,750
144A, 6.875%, 4/1/2027		845,000	828,100
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		910,000	801,028
144A, 8.25%, 12/31/2028		890,000	871,516
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		740,000	675,433

Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	900,000	861,858
144A, 6.75%, 4/15/2029	2,680,000	2,642,614
Chord Energy Corp., 144A, 6.375%, 6/1/2026	440,000	433,400
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	1,610,000	1,477,943
144A, 7.25%, 3/14/2027	107,000	106,465
144A, 7.375%, 1/15/2031	680,000	661,293
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	420,000	360,150
144A, 6.75%, 3/1/2029	1,935,000	1,785,038
Crestwood Midstream Partners LP, 144A, 7.375%, 2/1/2031	140,000	140,875
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	1,900,000	1,667,250
144A, 4.375%, 6/15/2031	350,000	306,153
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	785,000	769,300
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	290,000	295,438
EQM Midstream Partners LP:
4.125%, 12/1/2026	1,000,000	904,644
144A, 4.5%, 1/15/2029	705,000	618,327
5.5%, 7/15/2028	580,000	535,050
144A, 6.0%, 7/1/2025	525,000	516,868
144A, 6.5%, 7/1/2027	815,000	800,338
Genesis Energy LP:
6.5%, 10/1/2025	800,000	786,000
7.75%, 2/1/2028	950,000	918,061
8.875%, 4/15/2030	685,000	696,131
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,665,000	1,637,944
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	1,190,000	1,042,211
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	1,750,000	1,627,500
144A, 6.0%, 2/1/2031	1,270,000	1,174,369
144A, 6.25%, 11/1/2028	320,000	307,363
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,000,000	969,555
144A, 7.375%, 5/15/2027	1,240,000	1,241,612
Occidental Petroleum Corp.:
6.125%, 1/1/2031	2,915,000	3,042,356
6.625%, 9/1/2030	1,850,000	1,964,048
Parkland Corp., 144A, 5.875%, 7/15/2027	1,630,000	1,563,659
Permian Resources Operating LLC, 144A, 5.875%, 7/1/2029	2,120,000	1,987,081
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	410,000	394,928
Range Resources Corp.:
144A, 4.75%, 2/15/2030	150,000	134,363
8.25%, 1/15/2029	980,000	1,007,479
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	360,000	342,446
Southwestern Energy Co.:
4.75%, 2/1/2032	860,000	758,107
5.375%, 2/1/2029	1,480,000	1,390,675
8.375%, 9/15/2028	570,000	598,694
Sunoco LP:
4.5%, 5/15/2029	663,000	599,809
5.875%, 3/15/2028	285,000	279,300
TransAlta Corp., 7.75%, 11/15/2029	1,480,000	1,521,889
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	2,115,750	2,110,778
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	680,000	705,650

Transocean, Inc.:
144A, 7.5%, 1/15/2026		925,000	869,500
144A, 8.75%, 2/15/2030		760,000	876,350
USA Compression Partners LP, 6.875%, 9/1/2027		960,000	931,200
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029		280,000	249,200
144A, 4.125%, 8/15/2031		330,000	292,565
144A, 6.25%, 1/15/2030		350,000	356,573
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		2,069,000	2,088,469
			60,589,958
Financials 0.6%
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		2,100,000	2,063,588
Health Care 6.4%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		2,470,000	2,309,697
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	900,000	902,732
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025 (b)		453,000	385,290
144A, 6.125%, 2/1/2027		1,100,000	750,750
Bayer AG, REG S, 5.375%, 3/25/2082	EUR	1,300,000	1,300,232
Catalent Pharma Solutions, Inc., REG S, 2.375%, 3/1/2028	EUR	475,000	427,318
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,070,990
144A, 5.25%, 5/15/2030		300,000	242,076
144A, 5.625%, 3/15/2027		1,135,000	1,004,702
144A, 6.0%, 1/15/2029		755,000	662,701
144A, 6.125%, 4/1/2030		590,000	354,671
Encompass Health Corp.:
4.5%, 2/1/2028		380,000	354,711
4.75%, 2/1/2030		1,625,000	1,489,572
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,000,000	875,000
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,340,000	895,114
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029 (b)		700,000	570,213
144A, 6.625%, 4/1/2030		200,000	176,861
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,295,000	1,264,801
Tenet Healthcare Corp.:
6.125%, 10/1/2028		1,450,000	1,355,866
144A, 6.125%, 6/15/2030		900,000	873,639
Teva Pharmaceutical Finance Netherlands II BV:
3.75%, 5/9/2027	EUR	1,600,000	1,569,845
4.375%, 5/9/2030	EUR	470,000	439,334
4.5%, 3/1/2025	EUR	460,000	489,587
6.0%, 1/31/2025	EUR	1,180,000	1,292,844
Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029 (b)		730,000	673,195
6.0%, 4/15/2024		1,000,000	996,915
			22,728,656
Industrials 12.4%
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/2030		80,000	79,487
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		1,670,000	1,438,419
144A, 6.0%, 6/1/2029		1,460,000	1,174,716
144A, 6.625%, 7/15/2026		520,000	500,630

American Airlines, Inc.:
144A, 5.5%, 4/20/2026		3,660,000	3,587,989
144A, 5.75%, 4/20/2029		705,000	681,892
ARD Finance SA, 144A, 6.5%, 6/30/2027		466,470	365,918
ATS Corp., 144A, 4.125%, 12/15/2028		1,370,000	1,227,287
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		1,825,000	1,730,800
144A, 7.5%, 3/15/2025		1,528,000	1,529,910
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		1,000,000	860,248
Chart Industries, Inc.:
144A, 7.5%, 1/1/2030		915,000	935,587
144A, 9.5%, 1/1/2031 (b)		310,000	323,482
Clean Harbors, Inc.:
144A, 5.125%, 7/15/2029		500,000	480,100
144A, 6.375%, 2/1/2031		890,000	906,643
Deutsche Lufthansa AG, REG S, 3.75%, 2/11/2028	EUR	3,100,000	3,053,519
Garda World Security Corp., 144A, 7.75%, 2/15/2028		300,000	304,125
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		1,650,000	1,575,733
Hertz Corp.:
144A, 4.625%, 12/1/2026		2,005,000	1,784,450
144A, 5.0%, 12/1/2029		635,000	519,113
Masonite International Corp., 144A, 5.375%, 2/1/2028		366,000	342,583
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,200,000	1,077,732
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		760,000	674,387
Renk AG/Frankfurt am Main, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,261,030
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		1,830,000	1,779,675
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,311,300
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,890,999	3,970,014
TK Elevator Midco GmbH:
144A, 4.375%, 7/15/2027	EUR	4,950,000	4,859,937
144A, 3-month EURIBOR + 4.75%, 7.038% (e), 7/15/2027	EUR	2,500,000	2,688,479
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		1,877,000	1,737,295
TransDigm, Inc., 4.625%, 1/15/2029		980,000	884,117
			43,646,597
Information Technology 0.7%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		420,000	347,975
NCR Corp.:
144A, 5.125%, 4/15/2029		1,200,000	1,045,265
144A, 5.25%, 10/1/2030		200,000	172,973
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		950,000	913,188
			2,479,401
Materials 15.7%
Ahlstrom-Munksjo Holding 3 Oy, 144A, 4.875%, 2/4/2028		2,460,000	2,104,139
Arconic Corp., 144A, 6.125%, 2/15/2028		3,025,000	2,906,400
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026		3,425,000	3,125,313
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,520,000	1,436,400
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	989,470
5.375%, 5/15/2027		895,000	827,413
144A, 5.75%, 11/15/2028		3,405,000	3,102,806
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		930,000	826,372
144A, 5.375%, 2/1/2025		313,000	303,579
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031 (b)		495,000	462,389

Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	481,575
144A, 5.625%, 10/15/2028		900,000	783,000
Constellium SE:
144A, 3.75%, 4/15/2029		2,512,000	2,136,330
144A, 5.625%, 6/15/2028		3,861,000	3,660,228
144A, 5.875%, 2/15/2026		284,000	280,899
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		1,640,000	1,594,818
144A, 6.875%, 10/15/2027		4,930,000	4,779,019
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		800,000	704,000
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		2,215,000	2,040,569
144A, 6.125%, 4/1/2029		3,100,000	2,862,540
Kleopatra Finco Sarl, REG S, 4.25%, 3/1/2026	EUR	490,000	445,623
Kleopatra Holdings 2 SCA, REG S, 6.5%, 9/1/2026	EUR	660,000	406,475
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	2,150,000	2,104,122
Lenzing AG, REG S, 5.75%, Perpetual (c)	EUR	800,000	729,173
Mauser Packaging Solutions Holding Co.:
REG S, 4.75%, 4/15/2024	EUR	500,000	540,842
144A, 7.875%, 8/15/2026 (d)		1,230,000	1,240,763
Methanex Corp., 5.25%, 12/15/2029		1,100,000	1,011,461
Novelis Corp.:
144A, 3.25%, 11/15/2026		650,000	588,458
144A, 4.75%, 1/30/2030		4,260,000	3,855,300
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	640,468
Rimini Bidco SpA, 144A, 3-month EURIBOR + 5.25%, 7.296% (e), 12/14/2026	EUR	1,360,000	1,411,991
SCIL IV LLC, 144A, 5.375%, 11/1/2026		600,000	549,936
Sealed Air Corp., 144A, 6.125%, 2/1/2028		180,000	181,602
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		530,000	434,600
Solvay Finance SACA, REG S, 5.869%, Perpetual (c)	EUR	800,000	874,138
SPCM SA, 144A, 3.125%, 3/15/2027		1,400,000	1,232,518
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		1,625,000	1,539,688
Tronox, Inc., 144A, 4.625%, 3/15/2029		2,480,000	2,120,400
			55,314,817
Real Estate 1.0%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	501,240
144A, (REIT), 5.0%, 7/15/2028		770,000	708,025
144A, (REIT), 5.25%, 7/15/2030		1,185,000	1,072,354
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	500,000	405,246
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026		420,000	376,946
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030 (b)		480,000	318,164
			3,381,975
Utilities 3.0%
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,900,000	1,753,244
144A, 4.625%, 2/1/2029		300,000	260,726
144A, 5.125%, 3/15/2028		400,000	362,164
Electricite de France SA:
REG S, 3.375%, Perpetual (c)	EUR	2,400,000	2,061,237
REG S, 5.375%, Perpetual (c)	EUR	1,000,000	1,054,536
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,705,000	1,350,530
5.75%, 1/15/2028		1,545,000	1,480,566
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	885,388

PG&E Corp., 5.25%, 7/1/2030	900,000	828,000
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	740,000	650,714
		10,687,105
Total Corporate Bonds (Cost $359,035,235)		334,266,056

Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Notes, 0.125%, 3/31/2023 (Cost $2,000,681)	2,015,000	2,000,604

Loan Participations and Assignments 0.2%
Senior Loan (e)
Athenahealth, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.012%, 2/15/2029 (Cost $639,071)	665,272	632,284

Short-Term U.S. Treasury Obligations 0.6%
U.S. Treasury Bills:
3.823% (f), 2/2/2023 (g)	480,000	479,947
3.961% (f), 2/2/2023 (g)	500,000	499,944
4.009% (f), 2/2/2023 (g)	400,000	399,956
4.102% (f), 2/2/2023 (g)	350,000	349,961
4.155% (f), 2/2/2023 (g)	300,000	299,967
Total Short-Term U.S. Treasury Obligations (Cost $2,029,775)		2,029,775

	Shares	Value ($)

Exchange-Traded Funds 1.0%
iShares iBoxx High Yield Corporate Bond ETF (b) (Cost $3,432,600)	45,000	3,434,850

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	388	1,711

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $239,283)	1,219	96,895

Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (i) (j) (Cost $7,447,413)	7,447,413	7,447,413

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.26% (i) (Cost $3,759,158)	3,759,158	3,759,158

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $378,583,216)	100.5	353,668,746
Other Assets and Liabilities, Net	(0.5)	(1,642,960)
Net Assets	100.0	352,025,786
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (i) (j)
9,467,508	—	2,020,095 (k)	—	—	23,153	—	7,447,413	7,447,413
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.26% (i)
8,486,946	98,282,968	103,010,756	—	—	56,532	—	3,759,158	3,759,158
17,954,454	98,282,968	105,030,851	—	—	79,685	—	11,206,571	11,206,571

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2023 amounted to $7,246,913, which is 2.1% of net assets.

(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.
(e)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At January 31, 2023, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EURIBOR: Euro Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
At January 31, 2023, the Fund had an unfunded loan commitments of $78,172, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
Athenahealth, Inc., Delayed Draw Term Loan, 2/15/2029	78,172	77,479	(693)

At January 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	359,351	USD	444,683	2/28/2023	1,385	State Street Bank and Trust
EUR	47,506,349	USD	51,747,302	2/28/2023	7,030	BNP Paribas SA
Total unrealized appreciation					8,415
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$334,266,056	$—	$334,266,056
Government & Agency Obligations	—	2,000,604	—	2,000,604
Loan Participations and Assignments	—	632,284	—	632,284
Short-Term U.S. Treasury Obligations	—	2,029,775	—	2,029,775
Exchange-Traded Funds	3,434,850	—	—	3,434,850
Common Stocks	1,711	—	—	1,711
Warrants	—	—	96,895	96,895
Short-Term Investments (a)	11,206,571	—	—	11,206,571
Derivatives (b)
Forward Foreign Currency Contracts	—	8,415	—	8,415
Total	$14,643,132	$338,937,134	$96,895	$353,677,161

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (c)	$—	$(693)	$—	$(693)
Total	$—	$(693)	$—	$(693)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
(c)	Includes depreciation on unfunded loan commitments.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ 8,415

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH1
R-080548-2 (1/25)